August 12, 2004
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 2004
                                       OF

                            THE BJURMAN, BARRY FUNDS

      THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH IN ITS ENTIRETY ON PAGE 1.

BJURMAN, BARRY MID CAP GROWTH FUND seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.